Fair Value - Changes in Fair Value of Level 3 Derivative Liabilities (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Forward Contract
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 0	$ 0	$ 0	$ 0	$ 0
Additions	54			0	0
Change in fair value	45			0	0
Settlement	(99)			0
Ending balance	0			0	0
Forward Contract | Previously Reported
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	0
Ending balance				0
Embedded Derivative Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	0	0	1,994	1,994	1,641
Additions	0	1,774		0	1,119
Change in fair value	0	22	478	478	(766)
Settlement	0	0	(2,472)	(2,472)
Ending balance	0	$ 1,796	$ 0	0	$ 1,994
Embedded Derivative Liability | Previously Reported
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 0
Ending balance				$ 0